Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies
Bank guarantees	$ 440	$ 518
Lease liability for short-term leases subject to exemption	338	395
Commitments	42,000	53,600
Global Contingent Liability
Commitments and contingencies
Estimated financial effect of contingent liabilities	261	1,007
Not later than one year
Commitments and contingencies
Commitments	2,000	3,600
Later than one year and not later than five years
Commitments and contingencies
Commitments		$ 10,000
Later than one year but not later than four years
Commitments and contingencies
Commitments	10,000
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made	$ 23,919